Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity

13. Stockholders’ Equity

Common Stock

Private placement offering

On March 14, 2022, the Company entered into subscription agreements with American Multi-Cinema, Inc. and 2176423 Ontario Limited pursuant to which the Company agreed to sell the entities an aggregate of 46,816,480 units at a purchase price per unit of $1.193 with each unit consisting of one share of the Company’s common stock and one warrant to purchase a share of Common Stock (“Warrants”) and the shares issuable upon exercise of the Warrants (the “Warrant Shares”), providing for a total purchase price of approximately $55.9 million (the “Private Placement Offering”). The Warrants have an exercise price of $1.068 per Warrant Share and will expire five years after issuance. On March 15, 2022, the Private Placement Offering closed and the Company received gross proceeds of $55.9 million before deducting expenses incurred in connection with therewith. As of March 31, 2022, the Company has incurred immaterial costs associated with the Private Placement Offering.

At-the-market offering

On March 15, 2022, the Company implemented an “at-the-market” offering (“ATM Program”) by entering into an At Market Issuance Sales Agreement with B. Riley Securities, Inc. (“Sales Agreement”). Under the terms of the Sales Agreement, the Company may from time to time to or through the Agent, acting as sales agent or principal, offer and sell shares of its Class A common stock, par value $0.0001 per share, having a gross sales price of up to $500.0 million. Shares of common stock sold under the Sales Agreement, were issued pursuant to the Company’s shelf registration statement on Form S-3 (No. 333-257567) that the Securities and Exchange Commission declared effective on July 13, 2021, including the prospectus, dated July 13, 2021, and the prospectus supplement, dated March 15, 2022, as the same may be amended or supplemented. The Company completed the ATM Program on March 25, 2022, and received total gross proceeds, before deducting fees and expenses of the ATM Program, of $138.6 million for the sale of 89,553,584 shares of the Company’s common stock. Net proceeds, after deducting commissions and fees of $5.0 million (of which $0.8 million was included in Accounts payable and accrued expenses as of March 31, 2022), were $133.6 million.

Equity Classified Warrants

The following table summarizes the Company’s outstanding equity classified warrants included in Additional paid-in capital on the Condensed Consolidated Balance Sheets (dollars in thousands):

	Balance at December 31, 2021		Warrant Issuances		Balance at March 31, 2022
	Warrants	Amount	Warrants	Amount	Warrants	Amount
Equity classified warrants
5-Year Public Warrants	24,811,068	$28,912	—	$—	24,811,068	$28,912
Public Offering Warrants	9,583,334	12,938	—	—	9,583,334	12,938
Private Placement Offering Warrants	—	—	46,816,480	25,604	46,816,480	25,604
Total	34,394,402	$41,850	46,816,480	$25,604	81,210,882	$67,454

As discussed above, pursuant to the Private Placement Offering, the Company issued 46,816,480 Warrants with an exercise price of $1.068 per Warrant Share that expire five years from the date of issuance. The Warrants are deemed freestanding, equity-linked financial instructions that do not require liability classification under ASC Topic 480-10 Overall Debt because: (1) they are not mandatory redeemable shares; (2) they do not obligate the Company to buy back shares; and (3) they are not settled in a variable number of shares. As a result, the Company allocated the gross proceeds of $55.9 million from the Private Placement Offering between the

Warrants and common stock as of the closing date of March 15, 2022. The Company used the Black-Scholes option pricing model to determine the fair value of the Warrants upon the issuance date using the following assumptions:

As of March 15, 2022
Expected term (years)	5
Risk-free interest rate	2.1%
Expected volatility	118.4%
Expected dividend yield	—

The following table summarizes additional information on the Company’s outstanding warrants:

	Exercise price	Exercise period	Expiration date	Warrants outstanding
Equity classified warrants
5-Year Public Warrants	11.50	5 years	May 29, 2025	24,811,068
Public Offering Warrants	10.50	5 years	October 6, 2025	9,583,334
Private Placement Offering Warrants	1.068	5 years	March 15, 2027	46,816,480

14. Stockholders’ Equity

Following the May 29, 2020 Recapitalization Transaction, the total number of shares of all classes of capital stock that the Company has authority to issue is 410,000,000, of which 400,000,000 are common stock, par value $0.0001 per share, and 10,000,000 are preferred stock par value $0.0001 per share. The designations, powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of capital stock are discussed below.

Common stock

As of December 31, 2021, there were 60,433,395 shares of common stock issued and outstanding. Each holder of common stock is entitled to one vote for each share of common stock held by such holder. The holders of common stock are entitled to the payment of dividends and other distributions as may be declared from time to time by the Board of Directors in accordance with applicable law and to receive other distributions from the Company. See Note 25 - Subsequent Events for details related to issuances of shares of common stock that occurred in March 2022.

Preferred stock

As of December 31, 2021, there were no shares of preferred stock issued and outstanding.

Dividend policy

The Company’s credit facility under the Sprott Credit Agreement contains provisions that restrict its ability to pay dividends. For additional information see Note 10 - Debt, Net.

Warrants

The following table summarizes the Company’s outstanding warrants included in Additional paid-in capital on the Consolidated Balance Sheets (dollars in thousands):

							Transfers from an		Balance at
	Balance at January 1, 2021		Warrant Issuances		Exercises of warrants		Unrelated Third Party		December 31, 2021
	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount
Equity classified warrants
5-Year Public Warrants	24,401,483	$28,618	—	$—	—	$—	409,585	$294	24,811,068	$28,912
Public Offering Warrants	9,583,334	12,938	—	—	—	—	—	—	9,583,334	12,938
Total	33,984,817	$41,556	—	$—	—	$—	$409,585	$294	33,984,918	$41,850

							Transfers from an		Balance at
	Balance at January 1, 2020		Warrant Issuances		Exercises of warrants		Unrelated Third Party		December 31, 2020
	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount
Equity classified warrants
5‑Year Public Warrants	20,800,000	$25,100	3,249,999	$2,938	(101)	$(1)	351,585	$581	24,401,483	$28,618
Public Offering Warrants	—	—	9,583,334	12,938	—	—	—	$—	9,583,334	$12,938
Total	20,800,000	$25,100	12,833,333	$15,876	(101)	$(1)	$351,585	$581	33,984,817	$41,556

The following table summarizes additional information on the Company’s outstanding warrants:

	Exercise Price	Exercise Period	Expiration Date	Warrants Outstanding
Equity classified warrants
5‑Year Public Warrants	$11.50	5 years	May 29, 2025	24,811,068
Public Offering Warrants	10.50	5 years	October 6, 2025	9,583,334

5-Year Public Warrants

Prior to the Recapitalization Transaction, MUDS issued 20,800,000 units, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $11.50 per share for a period of five years from the May 29, 2020 Recapitalization Transaction (the “IPO Warrants”), and concurrently with the Recapitalization Transaction, the Company issued 3,249,999 warrants upon substantially the same terms as part of a backstop unit offering at an exercise price of $11.50 per share for a period of five years from the issuance date (the “Backstop Warrants” and collectively with the IPO Warrants, the “5-Year Public Warrants”). During the years ended December 31, 2021 and 2020, 409,585 and 351,585, respectively, 5-Year Private Warrants were transferred from a 5-Year Private Warrant holder to an Unrelated Third Party and, accordingly those warrants are now included with the 5-Year Public Warrants. The Company has certain abilities to call the 5-Year Public Warrants if the last reported sale price of common stock equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period. As of December 31, 2021, the Company had 24,811,068 5-Year Public Warrants outstanding. The 5-Year Public Warrants (other than the Backstop Warrants) are listed for trading on the Nasdaq Capital Market under the symbol “HYMCW”. See Note 3 - Recapitalization Transaction for additional details on transactions to which the 5-Year Public Warrants were issued.

Public Offering Warrants

On October 6, 2020, the Company issued 9,583,334 units in an underwritten public offering at an offering price to of $9.00 per unit (the “Public Offering”), with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $10.50 per share (“Public Offering Warrants”). Of the 9.6 million units issued, 5.0 million units were issued to Restricted Persons, as defined under the Seller Warrant Agreement. After deducting underwriting discounts and commission and offering expenses, the proceeds net of discount and equity issuance costs to the Company were $83.1 million. The Public Offering Warrants are immediately exercisable and entitle the holder thereof to purchase one share of common stock at an exercise price of $10.50 for a period of five years from the closing date of the Public Offering. The shares of common stock and the Public Offering Warrants were separated upon issuance in the Public Offering. The Public Offering Warrants are listed for trading on the Nasdaq Capital Market under the symbol “HYCML”.